Fair Value of Financial Instruments (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 29, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Fair Value of Financial Instruments (Details) [Line Items]
Stock converted, reverse recapitalization (in Shares) | shares	2,278,598	2,278,598
Conversion of legacy NKGen convertible promissory notes	$ 18,913	$ 18,913
Stock converted, reverse recapitalization (in Dollars per share) | $ / shares		$ 8.3
Derivative warrant liabilities		$ 25,759
Forward purchase derivative liability		15,804
Proceeds from convertible debt	10,000	$ 6,215
Measurement Input, Expected Dividend Payment [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Private warrants and working capital warrants unobservable input		0
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities	1,800	$ 400
Working Capital Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities	$ 200	100
PIPE Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities		25,300
Transaction fee		$ 10,200
Warrants issued (in Shares) | shares		10,209,994
Warrant, exercise price (in Dollars per share) | $ / shares		$ 1
Forward Purchase Derivative Liability [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Forward purchase derivative liability		$ 15,800
PIPE Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities		$ 25,300
Warrants issued (in Shares) | shares	10,209,994
SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants issued (in Shares) | shares		1,000,000
Warrant, exercise price (in Dollars per share) | $ / shares		$ 11.5
Fair Value, Recurring [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Senior Notes		$ 8,500
Senior Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of debt		8,500
Estimate of Fair Value Measurement [Member] | SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants, stand-alone fair value disclosure	$ 400	100
Warrants, relative fair value disclosure		300
Estimate of Fair Value Measurement [Member] | Senior Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Convertible debt, stand-alone fair value disclosures	$ 12,900
Convertible debt, relative fair value disclosures		9,700
Estimate of Fair Value Measurement [Member] | Senior Convertible Notes [Member] | SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Convertible debt, stand-alone fair value disclosures		$ 8,500